Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (12,285,522)	$ (5,677,205)	$ (9,607,134)	$ (14,108,343)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	4,813,425	968,822	4,307,594	7,809,893
(Gain) loss on derivative valuation		(1,368,679)	(2,037,325)	749,166
Derivative attachment to preferred stock		110,990	110,990
Gain (loss) on settlement of debt	(637,487)		23,133
Loss on settlement of license			164,667
Stock issued for services	1,875,537	412,663	497,429	1,201,602
Depreciation and amortization	1,895,574	1,861,522	2,541,961	1,209,769
Amortization of debt discount	58,366		37,306
Changes in operating assets and liabilities:
Accounts receivable and billings in excess	(1,781,553)	10,239	(2,528,555)	32,800
Inventory	(65,011)	156,821	251,903	(347,174)
Construction in progress	(2,330,732)	(349,120)	(401,886)
Prepaid expenses and deposits	442,911	303,233	303,819	(355,989)
Accrued dividends payable		(110,959)	(240,921)	54,155
Accounts payable and accrued expenses-	(1,837,916)	(183,498)	1,048,163	(391,958)
Net Cash Used in Continuing Operating Activities	(9,852,408)	(3,599,274)	(5,528,856)	(4,146,079)
INVESTING ACTIVITIES
Acquisition of subsidiaries				1,185,392
Purchase of license				100,000
Issuance of loan payable	1,000,000
Purchase of property and equipment	41,675		10,188	135,360
Net Cash Used in Investing Activities	(1,041,675)		(10,188)	(1,420,752)
FINANCING ACTIVITIES
Proceeds from warrants exercised	2,038,192		91,950
Repayment of line of credit	1,500,000
Proceeds from related party loans	424,300	155,000	1,605,000	22,096
Proceeds from preferred stock	8,896,001	2,956,000	3,598,388	2,000,000
Acquisition of subsidiary				1,800,978
Proceeds from line of credit	3,000,000
Cash received from subsidiary	531,460
Proceeds from notes payable		1,208,551	1,208,008
Repayment of notes payable	529,886	48,934	825,787	1,629,231
Repayment of related party loans	691,853	6,797	6,614
Net Cash Provided by Financing Activities	12,168,214	4,263,820	5,670,945	2,193,843
NET INCREASE (DECREASE) IN CASH	1,274,131	664,546	131,901	(3,372,988)
CASH AT BEGINNING OF PERIOD	659,009	527,108	527,108	3,900,096
CASH AT END OF PERIOD	1,933,140	191,654	659,009	527,108
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	185,696	53,597	83,625	49,324
Cash paid for Income taxes
NON CASH FINANCING ACTIVITIES:
Common stock issued upon conversion of debt	292,517	677,476	1,441,180
Common stock issued upon conversion of preferred stock	2,243,163	58,171	708
Common stock issued for equipment	195,359
Common stock issued for debt discount	24,500
Common stock issued for line of credit	200,003
Common stock cancelled for technology			(253,917)
Common stock issued for acquisition of subsidiary				7,537,817
Common stock issued for license				177,000
Common stock cancelled for subscription			(2,632,192)
Common stock cancelled	(1,291,745)		(84)
Common stock issued for contracts		486,651
Preferred shares and warrants issued for debt		713,020
Common stock issued for subsidiaries	58,919,384
Cashless exercise of warrants			147
Initial debt discounts on notes payable			71,172
Interest reclassification to notes payable			7,853
Preferred dividends declared			545,020
Warrant vesting recognized as a prepaid expense			513,294
Warrants exercised for accrued wages			36,660
Shares issued for construction in progress costs			$ 486,650